Warrant Liabilities (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrant Liabilities [Abstract]
Balance			$ 3,409	$ 15,387	$ 3,432,440	$ 3,477,882
Correction of an error	3,200,223
Issuance of warrants as part of Units on November 7, 2012	322,884
Change in fair value	(45,225)		(3,409)	(11,978)	(3,417,053)	(45,442)
Balance	$ 3,477,882			$ 3,409	$ 15,387	$ 3,432,440